Long-Term Debt	12 Months Ended
Mar. 31, 2012
Long-Term Debt
Long-Term Debt

9.  Long-Term Debt

Long-term debt, including the current portion, consisted of the following:

	March 31, 2012	March 31, 2011
Senior Credit Facility dated October 7, 2010:
Term A Loan due 2015	$370,000	$390,000
Revolving Credit Facility due 2015	—	—
2.75% Convertible Senior Subordinated Notes due 2011	—	300,000
6.75% Senior Subordinated Notes due 2016	400,000	400,000
6.875% Senior Subordinated Notes due 2020	350,000	350,000
3.00% Convertible Senior Subordinated Notes due 2024	199,453	199,453
Principal amount of long-term debt	1,319,453	1,639,453
Less: Unamortized discounts	17,451	29,744
Carrying amount of long-term debt	1,302,002	1,609,709
Less: current portion	30,000	320,000
Carrying amount of long-term debt, excluding current portion	$1,272,002	$1,289,709

Senior Credit Facility

In fiscal 2011, ATK entered into a Second Amended and Restated Credit Agreement (“the Senior Credit Facility”), which is comprised of a Term A Loan of $400,000 and a $600,000 Revolving Credit Facility, both of which mature in 2015.  The Term A Loan is subject to annual principal payments of $20,000 in each of the first and second years and $40,000 in each of the third, fourth, and fifth years, paid on a quarterly basis, with the balance due on October 7, 2015.  Substantially all domestic tangible and intangible assets of ATK and its subsidiaries are pledged as collateral under the Senior Credit Facility.  Borrowings under the Senior Credit Facility bear interest at a rate equal to either the sum of a base rate plus a margin or the sum of a Eurodollar rate plus a margin.  Each margin is based on ATK’s senior secured credit ratings.  Based on ATK’s current credit rating, the current base rate margin is 1.25% and the current Eurodollar margin is 2.25%.  The weighted average interest rate for the Term A Loan was 2.49% at March 31, 2012.  ATK pays an annual commitment fee on the unused portion of the Revolving Credit Facility based on its senior secured credit ratings.  Based on ATK’s current rating, this fee is 0.35% at March 31, 2012.  As of March 31, 2012, ATK had no borrowings against its $600,000 Revolving Credit Facility and had outstanding letters of credit of $175,773, which reduced amounts available on the Revolving Credit Facility to $424,227.  ATK has had no short term borrowings under its Revolving Credit Facility since the date of issuance.  Debt issuance costs of approximately $12,800 are being amortized over the term of the Senior Credit Facility.

The Senior Credit Facility discussed above replaced the Senior Credit Facility dated March 29, 2007 (“the previous Senior Credit Facility”).  The Term A Loan balance associated with the previous Senior Credit Facility was paid off in the second quarter of fiscal 2011 and the remaining deferred debt issuance costs of $936 were written off at that time.  ATK had no short term borrowings on this revolving credit facility during fiscal 2011.

2.75% Convertible Notes due 2011:

In fiscal 2007, ATK issued $300,000 aggregate principal amount of 2.75% Convertible Senior Subordinated Notes (“the 2.75% Convertible Notes due 2011”) that matured on September 15, 2011. During the quarter ended July 3, 2011, ATK purchased $50,427 aggregate principal amount from holders of the notes at market price.  The remaining $249,573 was repaid in cash following the maturity of these notes. The contingently issuable shares had no impact on the number of ATK’s diluted shares outstanding during any of the periods presented because ATK’s average stock price during those periods was below the conversion price.

6.75% Notes

In fiscal 2006, ATK issued $400,000 aggregate principal amount of 6.75% Senior Subordinated Notes (“the 6.75% Notes”) that mature on April 1, 2016. These notes are general unsecured obligations. Interest on these notes accrues at a rate of 6.75% per annum and is payable semi-annually on April 1 and October 1 of each year. ATK has the right to redeem some or all of these notes from time to time at specified redemption prices. Debt issuance costs related to these notes of $7,700 are being amortized to interest expense over ten years.

6.875% Notes

In fiscal 2011, ATK issued $350,000 aggregate principal amount of 6.875% Senior Subordinated Notes (“the 6.875% Notes”) that mature on September 15, 2020. These notes are general unsecured obligations.  Interest on these notes is payable on March 15 and September 15 of each year.  ATK has the right to redeem some or all of these notes from time to time on or after September 15, 2015, at specified redemption prices. Prior to September 15, 2015, ATK may redeem some or all of these notes at a price equal to 100% of their principal amount plus accrued and unpaid interest to the date of redemption and a specified make-whole premium. In addition, prior to September 15, 2013, ATK may redeem up to 35% of the aggregate principal amount of these notes, at a price equal to 106.875% of their principal amount plus accrued and unpaid interest to the date of redemption, with the proceeds of certain equity offerings. Debt issuance costs of approximately $7,100 related to these notes are being amortized to interest expense over ten years.

3.00% Convertible Notes:

In fiscal 2005, ATK issued $200,000 aggregate principal amount of 3.00% Convertible Senior Subordinated Notes (the 3.00% Convertible Notes) that mature on August 15, 2024. Interest on these notes is payable on February 15 and August 15 of each year. Starting with the period beginning on August 20, 2014 and ending on February 14, 2015, and for each of the six-month periods thereafter beginning on February 15, 2015, ATK will pay contingent interest during the applicable interest period if the average trading price of these notes on the five trading days ending on the third day immediately preceding the first day of the applicable interest period equals or exceeds 120% of the principal amount of these notes. The contingent interest payable per note within any applicable interest period will equal an annual rate of 0.30% of the average trading price of a note during the measuring period. The contingent interest feature is treated as an embedded derivative and the fair value of this feature was insignificant at March 31, 2012 and 2011. ATK may redeem some or all of these notes in cash at any time on or after August 20, 2014. Holders of these notes may require ATK to repurchase in cash some or all of these notes on August 15, 2014 and August 15, 2019. Holders may also convert their 3.00% Convertible Notes into shares of ATK’s common stock under the following circumstances: (1) when, during any fiscal quarter, the last reported sale price of ATK stock is greater than or equal to 130% of the conversion price, currently $102.02, or $103.68, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter; (2) if ATK calls these notes for redemption; or (3) upon the occurrence of certain corporate transactions.  These notes had an initial conversion rate of 12.5392 shares per $1 principal amount (a conversion price of $79.75). Pursuant to provisions in the indenture requiring adjustment of the conversion rate upon the payment of dividends, the conversion rate for these notes is now 12.7422, which correspondingly has changed the conversion price per share to $78.48.  The stock price condition was satisfied during fiscal 2008 and, accordingly, the unamortized debt issuance costs, which were previously being amortized through the first redemption date of these notes, of approximately $3,200 were written off.  The stock price condition was met during fiscal 2009 and $547 of these notes were converted in fiscal 2009.  The stock price condition was not satisfied during ATK’s fourth fiscal quarter of 2012; therefore the remaining principal amount of $199,453 as of March 31, 2012, is classified as long-term. In fiscal 2005, ATK amended the indenture to require ATK to satisfy 100% of the principal amount of these notes solely in cash, with any amounts above the principal amount to be satisfied in cash, common stock, or a combination of cash and common stock, at the sole election of ATK. If certain fundamental changes occur on or prior to August 15, 2014, ATK will in certain circumstances increase the conversion rate by a number of additional shares of common stock or, in lieu thereof, ATK may in certain circumstances elect to adjust the conversion rate and related conversion obligation so that these notes are convertible into shares of the acquiring or surviving company. These contingently issuable shares increased the number of ATK’s diluted shares outstanding for fiscal 2010 by 50,653 shares because ATK’s average stock price exceeded the conversion price during that year.  These shares had no impact on diluted shares outstanding for fiscal 2012 or 2011 as the average stock price did not exceed the conversion price during those years.

2.75% Convertible Notes due 2024

In fiscal 2010, ATK repaid in cash the remaining $279,763 principal amount of its 2.75% Convertible Notes due 2024.

The following tables provide additional information about ATK’s convertible notes:

March 31, 2012
3.00% due 2024
Carrying amount of the equity component	$56,849
Principal amount of the liability component	199,453
Unamortized discount of liability component	17,451
Net carrying amount of liability component	182,002
Remaining amortization period of discount	149 months
Effective interest rate on liability component	7.000%

	March 31, 2011
	2.75% due 2011	3.00% due 2024	Total
Carrying amount of the equity component	$50,779	$56,849	$107,628
Principal amount of the liability component	300,000	199,453	499,453
Unamortized discount of liability component	5,875	23,869	29,744
Net carrying amount of liability component	294,125	175,584	469,709
Remaining amortization period of discount	6 months	161 months
Effective interest rate on liability component	6.800%	7.000%

Based on ATK’s closing stock price of $50.12 on March 31, 2012, the if-converted value of these notes does not exceed the aggregate principal amount of the notes.

Rank and Guarantees

The 3.00% Convertible Notes, the 6.875% Notes, and the 6.75% Notes rank equal in right of payment with each other and all of ATK’s future senior subordinated indebtedness and are subordinated in right of payment to all existing and future senior indebtedness, including the Senior Credit Facility. The outstanding notes are guaranteed on an unsecured basis, jointly and severally and fully and unconditionally, by substantially all of ATK’s domestic subsidiaries. The parent company has no independent assets or operations.  Subsidiaries of ATK other than the subsidiary guarantors are minor.  All of these guarantor subsidiaries are 100% owned by ATK. These guarantees are senior subordinated obligations of the applicable subsidiary guarantors.

Scheduled Minimum Loan Payments

The scheduled minimum loan payments on outstanding long-term debt are as follows:

Fiscal 2013	$30,000
Fiscal 2014	40,000
Fiscal 2015	239,453
Fiscal 2016	260,000
Fiscal 2017	400,000
Thereafter	350,000
Total	$1,319,453

ATK’s total debt (current portion of debt and long-term debt) as a percentage of total capitalization (total debt and stockholders’ equity) was 58% as of March 31, 2012 and March 31, 2011, respectively.

Covenants and Default Provisions

ATK’s Senior Credit Facility and the indentures governing the 6.75% Notes, the 6.875% Notes, and the 3.00% Convertible Notes impose restrictions on ATK, including limitations on its ability to incur additional debt, enter into capital leases, grant liens, pay dividends and make certain other payments, sell assets, or merge or consolidate with or into another entity. In addition, the Senior Credit Facility limits ATK’s ability to enter into sale-and-leaseback transactions. As of March 31, 2012, this limit was approximately $710,388. The Senior Credit Facility also requires that ATK meet and maintain specified financial ratios, including a minimum interest coverage ratio and a maximum consolidated senior leverage ratio, and a maximum consolidated leverage ratio.   Many of ATK’s debt agreements contain cross-default provisions so that non-compliance with the covenants within one debt agreement could cause a default under other debt agreements as well.  ATK’s ability to comply with these covenants and to meet and maintain the financial ratios may be affected by events beyond its control. Borrowings under the Senior Credit Facility are subject to compliance with these covenants. As of March 31, 2012, ATK was in compliance with the financial covenants.

Cash Paid for Interest on Debt

Cash paid for interest totaled $58,717 in fiscal 2012, $65,970 in fiscal 2011, and $52,840 in fiscal 2010. Cash received for interest totaled $676 in fiscal 2012, $560 in fiscal 2011, and $574 in fiscal 2010.